INTEREST IN STABLE VALUE FUND	12 Months Ended
Dec. 31, 2025
EBP 310
EBP, Master Trust [Line Items]
INTEREST IN STABLE VALUE FUND	INVESTMENTS
The majority of the Plan’s investments consists of a divided interest in the DC Master Trust. Those investments are stated at values determined and reported by the Trustee, in accordance with the DC Master Trust Agreement.
Each of the plans participating in the DC Master Trust holds a different share of some, but not necessarily all, of the underlying investments of the DC Master Trust. Accordingly, the net change in the fair value of the Plan’s investments does not correspond directly with the performance of the DC Master Trust as a whole, but is based on the performance of the Plan’s interest in specific investments held through the DC Master Trust. The value of the Plan’s interest in the DC Master Trust is based upon the beginning of year value of the Plan’s interest in the trust, plus actual contributions, less distributions and allocated administrative expenses, plus investment income/loss attributed to specific investments held through the Plan’s interest in the DC Master Trust.
The net assets of the DC Master Trust and the Plan's interest in the DC Master Trust were as follows ($ in thousands):

	As of December 31, 2025
	Master Trust Balances	Plan's Interest in Master Trust Balances
Assets:
At fair value:
Short-term investment funds	$21,639	$1,167
HII common stock	274,356	5,307
Collective trust funds	5,820,851	444,067
Schwab Personal Choice Retirement Account	451,237	—
Total investments at fair value	6,568,083	450,541

At contract value:
Synthetic guaranteed investment contracts	671,822	36,756
Total investments at contract value	671,822	36,756

Receivables:
Pending receivable	40,687	—
Accrued balance	421	421
	41,108	421

Total assets	7,281,013	487,718

Liabilities:
Accrued expenses	749	—

Total liabilities	749	—

Net assets	$7,280,264	$487,718

	As of December 31, 2024
	Master Trust Balances	Plan's Interest in Master Trust Balances
Assets:
At fair value:
Short-term investment funds	$21,658	$1,207
HII common stock	181,010	4,400
Collective trust funds	5,040,576	396,848
Schwab Personal Choice Retirement Account	401,646	—
Total investments at fair value	5,644,890	402,455

At contract value:
Synthetic guaranteed investment contracts	687,944	38,882
Total investments at contract value	687,944	38,882

Receivables:
Pending receivable	37,618	—
Accrued balance	382	382
	38,000	382

Total assets	6,370,834	441,719

Liabilities:
Accrued expenses	497	—

Total liabilities	497	—

Net assets	$6,370,337	$441,719
Investment income (loss) for the DC Master Trust for the year ended December 31, 2025, was as follows ($ in thousands):

Investment income:

Net appreciation in fair value of investments	$1,086,929
Dividends	13,646
Interest	24,075
Administrative and investment expenses	(8,819)

Total investment income	$1,115,831
INTEREST IN STABLE VALUE FUND
The DC Master Trust includes amounts in the Stable Value Fund, which was established for the investment of assets of certain savings plans sponsored by the Company. Each participating savings plan has an undivided interest in the Stable Value Fund. Investment income and administrative expenses relating to the Stable Value Fund are allocated among the participating plans on a daily basis.
Investments held in the Stable Value Fund as of December 31, 2025 and 2024, were as follows ($ in thousands):

	2025	2024
Synthetic guaranteed investment contracts - at contract value	$671,822	$687,944
Short-term investment fund - at fair value	21,173	21,124

Total	$692,995	$709,068
The Stable Value Fund holds wrapper contracts in order to manage the market risk and return of certain securities held by the Stable Value Fund. The wrapper contracts generally modify the investment characteristics of certain underlying securities such that they perform in a manner similar to guaranteed investment contracts. Each wrapper contract and the related underlying assets comprise the SICs, which are recorded at contract value. Contract value represents contributions made under the contract, plus interest at the contract rate, less withdrawals and contract administrative expenses.
The Stable Value Fund imposes certain restrictions on the Plan, and the Stable Value Fund itself may be subject to circumstances that affect its ability to transact at fair value. These events include termination of the Plan, a material adverse change to the provisions of the Plan, a withdrawal from a wrapper contract in order to switch to a different investment provider, or adoption of a successor plan (in the event of the spin-off or sale of a division) that does not meet the wrapper contract issuer’s underwriting criteria for issuance of a clone wrapper contract. Plan management believes that the events described above that could result in the payment of benefits at fair value rather than contract value are not probable of occurring in the foreseeable future.